CONVERTIBLE NOTES PAYABLE (Details 1) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Aug. 26, 2020	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2021	Jun. 30, 2022
Reacquisition Price
Modified convertible debt instrument		$ 5,950,000
Fair value of warrants		1,918,393
Cash payment		100,000
Carrying Value of Original Instrument
Original convertible debt instrument		6,050,000
Debt discount - warrant		(707,585)
Original issue discount		(341,692)
Debt discount - BCF		(602,696)
Carrying value of original debt		4,398,027
Loss on an extinguishment	$ (186,954)	$ 3,570,366	$ 535	$ 186,954	$ (535)